Business Combination and Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of goodwill
	2021	2022
Balance as of January 1,	-	30,347
Addition during the year	30,347	-
Balance as of December 31,	30,347	30,347

Schedule of identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration	20,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,344
Property and equipment	581
Accounts receivable	39
Other assets	2,744
Accounts payable	(193)
Other liabilities	(17,504)
Total identifiable net liabilities at fair values	(12,989)
Total shareholder interest on acquisition of subsidiary	32,989

Fair value of consideration	24,500
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,172
Property and equipment	2
Accounts receivable	1,467
Other assets	19,978
Other liabilities	(28,466)
Total identifiable net liabilities at fair value	(5,847)
Goodwill	30,347